UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22897

Context Capital Funds

325 John H. McConnell Blvd.

Columbus, OH 43215

Trent Statczar, Principal Financial Officer

Foreside, 325 John H. McConnell Blvd.

Columbus, OH 43215

(614) 416-9058

Registrant’s telephone number, including area code: (844) 511-9653

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

June 30, 2016
SEMI ANNUAL REPORT

Context Macro Opportunities Fund

Context Macro Opportunities Fund

Table of Contents

Schedule of Investments	Context Macro Opportunities Fund
June 30, 2016 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS (5.23%)(a)
Consumer, Non-cyclical (5.23%)
Pharmaceuticals (5.23%)
Actavis Capital, 2.45% 03/17/2020	$4,864,865	$4,852,703
TOTAL BANK LOANS
(Cost $4,837,500)		4,852,703

CORPORATE BONDS (35.59%)
Communications (2.62%)
Telecommunications (2.62%)
AT&T, Inc., Sr. Unsecured Notes, 2.40% 08/15/2016	1,000,000	1,001,580
Verizon Communications, Inc., Sr. Unsecured Notes, 1.35% 06/09/2017	1,425,000	1,428,763
		2,430,343
Total Communications		2,430,343

Consumer, Cyclical (9.56%)
Auto Manufacturers (6.64%)
Daimler Finance North America LLC, 2.95% 01/11/2017(b)	1,000,000	1,009,841
Daimler Finance North America LLC, Sr. Unsecured Notes, 2.63% 09/15/2016(b)	1,000,000	1,003,290
Ford Motor Credit Co., LLC, Sr. Unsecured Notes, 8.00% 12/15/2016	1,100,000	1,133,286
Ford Motor Credit Co., LLC, Sr. Unsecured Notes, 3.10% 05/04/2023	1,000,000	1,014,113
Ford Motor Credit Co., LLC, Sr. Unsecured Notes, 1.50% 01/17/2017	1,000,000	1,000,990
General Motors Financial Co. Inc, 2.63% 07/10/2017	1,000,000	1,009,254
		6,170,774
Home Builders (2.92%)
DR Horton, Inc., 4.75% 05/15/2017	2,654,000	2,708,720

Total Consumer, Cyclical		8,879,494

Consumer, Non-cyclical (3.08%)
Food (0.13%)
Kraft Heinz Foods Co., 2.00% 09/12/2016	125,000	125,000
Healthcare Services (1.87%)
Fresenius Medical Care US Finance II, Inc., 6.50% 09/15/2018(b)	1,250,000	1,350,000
Fresenius Medical Care US Finance, Inc., Sr. Unsecured Notes, 6.88% 07/15/2017	372,000	387,810
		1,737,810
Pharmaceuticals (1.08%)
Teva Pharmaceutical Finance Co., Sr. Unsecured Notes, 2.40% 11/10/2016	995,000	1,000,012

Total Consumer, Non-cyclical		2,862,822

Energy (0.76%)
Oil & Gas Services (0.76%)
Schlumberger Investment SA, 1.95% 09/14/2016(b)	700,000	701,574

See Notes to Financial Statements

2016 Semi Annual Report  |  3

Schedule of Investments (Continued)	Context Macro Opportunities Fund
June 30, 2016 (Unaudited)

	Principal	Fair
	Amount	Value
Financials (14.03%)
Banks (7.05%)
Capital One Financial Corp., Subordinated Notes, 6.15% 09/01/2016	$1,000,000	$1,007,778
CIT Group, Inc., Sr. Unsecured Notes, 5.00% 05/15/2017	500,000	508,125
CIT Group, Inc., Sr. Unsecured Notes, 4.25% 08/15/2017	729,000	742,487
Morgan Stanley, Sr. Unsecured Notes, 5.45% 01/09/2017	1,000,000	1,021,389
PNC Bank NA, Sr. Unsecured Notes, 1.13% 01/27/2017	1,000,000	1,000,861
PNC Funding Corp., 5.63% 02/01/2017	500,000	512,353
Wachovia Corp., Subordinated Notes, 5.63% 10/15/2016	300,000	303,790
Wells Fargo & Co., Subordinated Notes, 5.13% 09/15/2016	1,435,000	1,446,279
		6,543,062
Commercial Finance (1.11%)
AerCap Aviation Solutions BV, Sr. Unsecured Notes, 6.38% 05/30/2017	1,000,000	1,032,500
Diversified Financial Services (5.87%)
Air Lease Corp., Sr. Unsecured Notes, 5.63% 04/01/2017	2,000,000	2,042,500
Aircastle Ltd., Sr. Unsecured Notes, 6.75% 04/15/2017	1,000,000	1,030,000
Ally Financial, Inc., 5.50% 02/15/2017	500,000	507,500
Ally Financial, Inc., 3.25% 11/05/2018	1,000,000	998,750
Ally Financial, Inc., Sr. Unsecured Notes, 3.50% 07/18/2016	869,000	869,000
		5,447,750
Total Financials		13,023,312

Industrials (4.45%)
Aerospace & Defense (3.32%)
BAE Systems PLC, Sr. Unsecured Notes, 3.50% 10/11/2016(b)	3,069,000	3,088,101
Shipbuilding (1.13%)
Huntington Ingalls Industries, Inc., 5.00% 12/15/2021(b)	1,000,000	1,046,250

Total Industrials		4,134,351

Utilities (1.09%)
Electric (1.09%)
PSEG Power, LLC, Sr. Unsecured Notes, 5.32% 09/15/2016	1,000,000	1,007,470

TOTAL CORPORATE BONDS
(Cost $33,059,381)		33,039,366

GOVERNMENT BONDS (47.06%)
U.S. Treasury Bond, 3.00% 11/15/2045	20,000,000	23,016,400
United States Treasury Inflation Indexed Bonds, 0.13% 04/15/2021 (c)	20,187,000	20,688,526
		43,704,926
Total Government		43,704,926

TOTAL GOVERNMENT BONDS
(Cost $41,279,076)		43,704,926

See Notes to Financial Statements

4 | 2016 Semi Annual Report

Schedule of Investments (Continued)	Context Macro Opportunities Fund
June 30, 2016 (Unaudited)

	Principal	Fair
	Amount	Value
MORTGAGE BACKED SECURITIES (1.08%)
Mortgage Securities (1.08%)
Bellemeade Re II Ltd., Class M2A
Series 2016-IA, 4.95%, 4/25/2026(b)(d)	$1,000,000	$1,002,125

TOTAL MORTGAGE BACKED SECURITIES
(Cost $1,000,000)		1,002,125

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS (5.84%)
FHLMC, REMICS (2.20%)
Series 4090, Class EI, 2.50% 08/15/2022	9,693,683	483,502
Series 4553, Class KI, 3.00% 02/15/2031	12,732,484	1,563,123
		2,046,625
Total FHLMC, REMICS		2,046,625

FNMA, REMICS (3.64%)
Series 2012-135, Class IB, 3.00% 12/25/2027	10,165,828	952,819
Series 2016-8, Class CI, 3.00% 03/25/2031	20,679,927	2,421,005
		3,373,824
Total FNMA, REMICS		3,373,824

TOTAL U.S. GOVERNMENT AGENCY – COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $5,660,296)		5,420,449

			Notional	Premiums	Fair
Counterparty/Reference Entity	Floating Rate Index	Floor Rate	Amount	Paid	Value
PURCHASED OPTIONS (3.82%)
Interest Rate Floor Options
MS
3M LIBOR Floor Option 5X5 Year,	3-MONTH
02/12/2026	USD-LIBOR	1.50%	$20,000,000	$660,000	$755,169
BAML
3M LIBOR Floor Option 5X5 Year,	3-MONTH
12/15/2025	USD-LIBOR	1.50%	20,000,000	443,000	734,680
USD CMS 30 Year Floor Option,	30-YEAR ICE
10/16/2031	SWAP RATE	3.00%	25,000,000	1,275,000	2,057,807
Total Interest Rate Floor Options				2,378,000	3,547,656

	Expiration	Exercise
	Date	Price	Contracts	Fair Value
PURCHASED PUT OPTIONS (0.18%)
SG
S&P 500 Emini Future
(Cost $341,102)	9/16/2016	2,000	110	$168,300

TOTAL PURCHASED OPTIONS
(Cost $2,719,102)				3,715,956

See Notes to Financial Statements
2016 Semi Annual Report | 5

Schedule of Investments (Continued)	Context Macro Opportunities Fund
June 30, 2016 (Unaudited)

	Principal	Fair
	Amount	Value
REPURCHASE AGREEMENTS (23.91%)
SG Newedge UK, Ltd., 0.30%, dated 6/27/2016 and maturing 7/5/2016 with a repurchase amount of $21,213,671, collateralized by a U.S. Treasury Note with a rate of 1.375% and a maturity date of 4/30/2021 with a par value of $20,800,000 and a collateral value of $21,210,562	$21,216,000	$21,216,000
SG Newedge UK, Ltd., 0.30%, dated 6/27/2016 and maturing 7/5/2016 with a repurchase amount of $979,257, collateralized by a U.S. Treasury Note with a rate of 1.500% and a maturity date of 3/31/2023 with a par value of $960,000 and a collateral value of $977,644	979,200	979,200
		22,195,200
TOTAL REPURCHASE AGREEMENTS
(Cost $22,195,200)		22,195,200
TOTAL INVESTMENTS (122.71%)
(Cost $110,750,555)		113,930,725

Liabilities in Excess of Other Assets (-22.71%)		(21,085,666	)(e)
NET ASSETS (100.00%)		$92,845,059

(a)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown. Interest rate disclosed is that which is in effect as of June 30, 2016.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2016, the market value of securities restricted under Rule 144A was $9,201,181, representing 9.91% of the Fund’s net assets. These securities have been determined to be liquid pursuant to procedures adopted by the Board.

(c)	On June 30, 2016, securities were pledged as collateral for reverse repurchase agreements.
(d)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016.

(e)	Includes cash which is being held as collateral for short sales, options written, futures contracts, and swap contracts.

See Notes to Financial Statements

6  |  2016 Semi Annual Report

Schedule of Investments (Continued)	Context Macro Opportunities Fund
June 30, 2016 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT

	Principal Amount	Fair Value
GOVERNMENT BONDS (-23.84%)
U.S. Treasury Note, 1.38% 04/30/2021	$(20,800,000)	$(21,162,377)
U.S. Treasury Note, 1.50% 03/31/2023	(960,000)	(974,025)
		(22,136,402)
TOTAL GOVERNMENT BONDS		(22,136,402)
TOTAL SECURITIES SOLD SHORT
(Proceeds $21,763,962)		$(22,136,402)

FUTURES CONTRACTS

Description	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation
Foreign Currency Contracts
Euro 90 Day Future	500	03/19/2019	$(123,668,750)	$(741,825)
			$(123,668,750)	$(741,825)

SCHEDULE OF WRITTEN OPTIONS

Interest Rate Cap Options

Counterparty/Reference Entity	Floating Rate Index	Cap Rate	Notional Amount	Premiums Received	Fair Value
MS
3M LIBOR Cap Option	3-MONTH
5X5 Year, 02/12/2026	USD-LIBOR	3.75%	$(20,000,000)	$(395,000)	$(268,866)
BAML
3M LIBOR Cap Option	3-MONTH
5X5 Year, 12/15/2025	USD-LIBOR	3.75%	(20,000,000)	(481,000)	(234,881)
USD CMS 30 Year Cap Option,	30-YEAR ICE
10/16/2031	SWAP RATE	5.00%	(25,000,000)	(712,500)	(642,096)
TOTAL WRITTEN OPTIONS				$(1,588,500)	$(1,145,843)

CREDIT DEFAULT SWAP CONTRACTS

Counterparty	Buy/Sell Credit Protection	Reference Obligation	Rate Paid by Fund	Termination Date	Notional Amount	Upfront Payment Paid	Unrealized Depreciation
BAML	Buy	United Mexican States SNR	1.00%	06/20/2021	$15,000,000	$485,197	$(112,391)
						$485,197	$(112,391)

See Notes to Financial Statements

2016 Semi Annual Report  |  7

Schedule of Investments (Concluded)	Context Macro Opportunities Fund
June 30, 2016 (Unaudited)

INTEREST RATE SWAP CONTRACTS

Counterparty	Floating Rate Paid	Floating Rate Received	Maturity Date	Notional Amount	Unrealized Appreciation
BAML	3-Month USD-T-BILL + 0.465%	3-Month USD-LIBOR	05/18/2026	$10,000,000	$3
BAML	3-Month USD-T-BILL + 0.375%	3-Month USD-LIBOR	03/29/2026	25,000,000	206,731
					$206,734

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Clearing House	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date	Notional Amount	Unrealized Depreciation
LCH Clearnet	Receive	3-Month USD-LIBOR	2.329%	11/15/2045	$18,240,000	$(2,293,885)
						$(2,293,885)

REVERSE REPURCHASE AGREEMENTS

Counterparty	Interest Rate	Acquisition Date	Fair Value
SG	0.800%	06/27/2016	$(16,500,000)
			$(16,500,000)

All agreements can be terminated by either party on demand at value plus accrued interest.

Common Abbreviations:

MS – Morgan Stanley

BAML – Bank of America Merrill Lynch

SG – Societe Generale

See Notes to Financial Statements

8  |  2016 Semi Annual Report

Statement of Assets and Liabilities	Context Macro Opportunities Fund
June 30, 2016 (Unaudited)

ASSETS:
Investments, at value(cost $88,555,355)	$91,735,525
Repurchase agreements, at value(cost $22,195,200)	22,195,200
Cash	14,689,779
Deposit with broker for interest rate swap contracts	1,028,894
Unrealized appreciation on interest rate swap contracts	206,734
Upfront premium paid on credit default swap contracts	485,197
Deposits with brokers for futures contracts	300,499
Receivable for shares sold	5,000,000
Interest receivable	501,534
Prepaid and other assets	74,177
Total Assets	136,217,539
LIABILITIES:
Payable for reverse repurchase agreements	16,500,000
Securities sold short (proceeds $21,763,962)	22,136,402
Written options, at value (premiums received $1,588,500)	1,145,843
Payable due to broker for written options, interest rate swap contracts and credit default swap contracts	3,192,736
Variation margin on interest rate swap contracts	116,652
Payable for credit default swap contract payments	4,583
Payable for interest rate swap contract payments	40,054
Unrealized depreciation on credit default swap contracts	112,391
Payable due to investment adviser	35,907
Payable for distribution and service fees	26
Accrued expenses and other liabilities	87,886
Total Liabilities	43,372,480
NET ASSETS	$92,845,059
NET ASSETS CONSIST OF:
Paid-in capital	$91,899,808
Accumulated net investment income	179,926
Accumulated net realized gain	456,305
Net unrealized appreciation	309,020
NET ASSETS	$92,845,059
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$10.09
Net Assets	$128,900
Shares of beneficial interest outstanding	12,772
Institutional Class:
Net Asset Value, offering and redemption price per share	$10.11
Net Assets	$92,716,159
Shares of beneficial interest outstanding	9,174,088

See Notes to Financial Statements

2016 Semi Annual Report  |  9

Statement of Operations	Context Macro Opportunities Fund
For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME:
Interest	$942,734
Dividends	13,167
Total Investment Income	955,901

EXPENSES:
Investment advisory fees	644,894
Administration fees	261,672
Distribution and service fees
Investor Class	124
Custodian fees	16,137
Professional Fees	100,825
Trustees’ fees and expenses	19,613
Registration fees	7,191
Interest expense on securities sold short	47,029
Offering cost expenses	99,830
Other expenses	31,381
Total expenses	1,228,696
Less fees waived/reimbursed by investment adviser
Investor Class	(656)
Institutional Class	(480,398)
Total Net Expenses	747,642
NET INVESTMENT INCOME	208,259
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	187,210
Net realized gain on securities sold short	194
Net realized gain on written options	281,422
Net realized loss on swap contracts	(12,521)
Net realized gain	456,305

Net change in unrealized appreciation on investments	3,516,285
Net change in unrealized depreciation on securities sold short	(380,946)
Net change in unrealized appreciation on written options	408,033
Net change in unrealized depreciation on futures contracts	(741,825)
Net change in unrealized depreciation on swap contracts	(2,284,843)
Net change in unrealized appreciation	516,704

Net realized and unrealized gain on investments, securities sold short, written options, futures contracts and swap contracts	973,009
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,181,268

See Notes to Financial Statements

10  |  2016 Semi Annual Report

Statement of Changes in Net Assets	Context Macro Opportunities Fund

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015(a)
OPERATIONS:
Net investment income/(loss)	$208,259	$(271,109)
Net realized gain	456,305	74,071
Net change in unrealized appreciation/(depreciation)	516,704	(207,684)
Net increase/(decrease) in net assets resulting from operations	1,181,268	(404,722)

CAPITAL SHARE TRANSACTIONS:
Investor Class(b)
Shares sold	181,859	–
Shares redeemed, net of redemption fees	(52,735)	–
Net increase from share transactions	129,124	–
Institutional Class
Shares sold	30,503,905	61,653,301
Shares redeemed, net of redemption fees	(307,937)	(9,880)
Net increase from share transactions	30,195,968	61,643,421
Net increase in net assets	31,506,360	61,238,699

NET ASSETS:
Beginning of period	61,338,699	100,000
End of period (including accumulated net investment income/(loss) of $179,926 and $(28,333))	$92,845,059	$61,338,699

Other Information:
SHARE TRANSACTIONS:
Investor Class(b)
Sold	17,999	–
Redeemed	(5,227)	–
Net increase in shares outstanding	12,772	–
Institutional Class
Sold	3,019,111	6,176,970
Redeemed	(30,976)	(1,017)
Net increase in shares outstanding	2,988,135	6,175,953

(a)	The inception date of the Fund is December 23, 2014. The Fund commenced investment operations and public offering on August 4, 2015.
(b)	Context Investor shares commenced operations on January 13, 2016.

See Notes to Financial Statements

2016 Semi Annual Report  |  11

Financial Highlights	Context Macro Opportunities Fund
For a share outstanding throughout the periods presented

	For the Period January 13, 2016 to June 30, 2016(a) (Unaudited)
INVESTOR CLASS
NET ASSET VALUE, BEGINNING OF PERIOD	$10.02
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.03
Net realized and unrealized gain on investments	0.04
Total from Investment Operations	0.07
NET INCREASE IN NET ASSET VALUE	0.07
NET ASSET VALUE, END OF PERIOD	$10.09
TOTAL RETURN	0.70	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$129
RATIOS TO AVERAGE NET ASSETS:
Expenses excluding fee waivers and reimbursements(d)	3.58	%(e)
Expenses including fee waivers and reimbursements(d)	2.27	%(e)
Net investment income	0.56	%(e)

PORTFOLIO TURNOVER RATE	169	%(c)

(a)	Context Investor shares commenced operations on January 13, 2016.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Interest expense on securities sold short totaled 0.13% of average net assets.
(e)	Annualized.

See Notes to Financial Statements

12  |  2016 Semi Annual Report

Financial Highlights	Context Macro Opportunities Fund
For a share outstanding throughout the periods presented

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended to December 31, 2015(a)
INSTITUTIONAL CLASS
NET ASSET VALUE, BEGINNING OF PERIOD	$9.92		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)	0.03		(0.06)
Net realized and unrealized gain/(loss) on investments	0.16		(0.02)
Total from Investment Operations	0.19		(0.08)
REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(c)	0.00	(c)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.19		(0.08)
NET ASSET VALUE, END OF PERIOD	$10.11		$9.92
TOTAL RETURN	1.92	%(d)	(0.80	)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$92,716		$61,339
RATIOS TO AVERAGE NET ASSETS:
Expenses excluding fee waivers and reimbursements(e)	3.31	%(f)	5.29	%(f)
Expenses including fee waivers and reimbursements(e)	2.02	%(f)	1.95	%(f)
Net investment income/(loss)	0.56	%(f)	(1.45	)%(f)

PORTFOLIO TURNOVER RATE	169	%(d)	410	%(d)

(a)	The inception date of the Fund is December 23, 2014. The Fund commenced investment operations and public offering on August 4, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Less than $0.005 per share.
(d)	Not Annualized.
(e)	Interest expense on securities sold short totaled 0.13% of average net assets.
(f)	Annualized.

See Notes to Financial Statements

2016 Semi Annual Report  |  13

Notes to Financial Statements	Context Macro Opportunities Fund

Note 1. Organization

The Context Macro Opportunities Fund (the “Fund”) is a non-diversified series of Context Capital Funds (the “Trust”), a statutory trust organized under the laws of the State of Delaware on October 9, 2013, and is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund was incepted on December 23, 2014 and commenced operations on August 4, 2015. Prior to August 4, 2015, the only transaction was the contribution of capital by the initial shareholder in the amount of $100,000 on December 23, 2014. The Fund currently offers three classes of shares: Investor Shares, Advisory Shares and Institutional Shares. As of June 30, 2016, Advisory Shares had not commenced operations. The Fund seeks total return with low correlation to broad financial markets.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following summarizes the significant accounting policies of the Fund:

Security Valuation – The Fund values securities listed on and traded or dealt in one or more U.S. or Non-U.S. securities exchanges and not subject to restrictions against resale in the market are generally valued at the market closing price determined at or prior to the close of the New York Stock Exchange, on the primary exchange on which the securities are traded. If the market closing price is unavailable, the securities may be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange, as of valuation time. Non-exchange traded securities for which quotations are readily available are generally valued at the market closing price or, if not available, the bid on such market for a long position or the ask on such market for a short position. Shares of an open-end investment company not traded on a securities exchange may be valued at the net asset value per share of the investment company determined as of valuation time.

Fixed-income securities are generally valued at the market closing price, or if unavailable, the fixed income securities may be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position supplied by the Fund’s pricing agent based on broker-supplied or dealer-supplied valuations or on matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Market quotations may not be readily available or may be unreliable if, among other things, (1) the exchange on which a Fund portfolio security is principally traded closes early, (2) trading in a portfolio security was halted during the day and did not resume prior to the time that the Fund calculates its NAV, or (3) events occur after the close of the securities markets on which the Fund’s portfolio securities primarily trade but before the time the Fund calculates its NAV.

If market quotations are not readily available or the Fund reasonably believes that they are unreliable, the Fund will seek to value such securities at fair value, as determined in good faith using procedures approved by the Board. The Board has delegated day-to-day responsibility for fair valuation determinations in accordance with the procedures to a Valuation Committee composed of members of Trust management, the Adviser and the Subadviser. The Valuation Committee makes such determinations under the supervision of the Board. Fair valuation may be based on subjective factors. As a result, the fair value price of a security may differ from that security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotations. To the extent that the Fund invests in open-end investment companies, the prospectuses for those investment companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

14 | 2016 Semi Annual Report

Notes to Financial Statements (Continued)	Context Macro Opportunities Fund

Level 1 — unadjusted quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Bank Loans	$–	$4,852,703	$–	$4,852,703
Corporate Bonds*	–	33,039,366	–	33,039,366
Government Bonds	–	43,704,926	–	43,704,926
Purchased Options	–	3,547,656	–	3,547,656
Purchased Put Options	168,300	–	–	168,300
Mortgage Backed Securities	–	1,002,125	–	1,002,125
U.S. GOVERNMENT AGENCY – COLLATERALIZED MORTGAGE OBLIGATIONS	–	5,420,449	–	5,420,449
Repurchase Agreements	–	22,195,200	–	22,195,200
Total	$168,300	$113,762,425	$–	$113,930,725

Other Financial Instruments
Assets
Interest Rate Swap Contracts	$–	$206,734	$–	$206,734
Liabilities
Securities Sold Short	$–	$(22,136,402)	$–	$(22,136,402)
Futures Contracts	(741,825)	–	–	(741,825)
Written Options	–	(1,145,843)	–	(1,145,843)
Credit Default Swap Contracts	–	(112,391)	–	(112,391)
Interest Rate Swap Contracts	–	(2,293,885)	–	(2,293,885)
Reverse Repurchase Agreements	–	(16,500,000)	–	(16,500,000)
Total	$(741,825)	$(41,981,787)	$–	$(42,723,612)

*	For detailed industry descriptions, see the accompanying Schedule of Investments.

For the period ended June 30, 2016, there have been no significant changes to the Fund’s fair value methodologies. The Fund recognizes transfers between levels as of the end of the period in which the transfer occurred. During the period ended June 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 for the Fund. For the period ended June 30, 2016, the Fund did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes. The Fund estimates components of distributions from real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments.

Segregation and Collateralization – In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund either delivers collateral or segregated assets in connection with certain investments (e.g., foreign currency exchange contracts, securities with extended settlement periods, short sales, written options and swaps) or certain borrowings (e.g., reverse repurchase agreements), the Fund will segregate collateral or designate on its books and records cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/ deposit cash or securities as collateral for certain investments. Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as “Deposits with brokers” or “Payable due to brokers”, respectively. Securities collateral pledged for the same purpose is noted on the Schedule of Investments.

Cash Equivalents – Cash equivalents included short-term highly liquid investments, such as money market funds, that are readily convertible to known amounts of cash and have original maturities of three months or less.

Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the

2016 Semi Annual Report | 15

Notes to Financial Statements (Continued)	Context Macro Opportunities Fund

Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by the Fund is included in their Schedule of Investments, if applicable.

When-Issued Transactions – The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. A fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets that have a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Sub-chapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken on returns filed for the current year. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed since inception.

Expenses

The Fund bears expenses incurred specifically for the Fund and general Trust expenses. Expenses are recorded on an accrual basis.

Offering Costs – Offering costs for the Fund of $99,830, consisted of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelvemonth period beginning with the commencement of operations of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Derivative Instruments

Risk Exposure and the Use of Derivative Instruments – The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter in various types of derivative contracts. In doing so, the Fund employs strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that may make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors – In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors, among others:

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income

16 | 2016 Semi Annual Report

Notes to Financial Statements (Continued)	Context Macro Opportunities Fund

investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk. Foreign exchange risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

The Fund’s use of derivatives can result in losses due to unanticipated changes in these risk factors and the overall market. In instances where the Fund is using derivatives to decrease or hedge exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objective, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type below in the notes that follow.

Repurchase Agreements – The Fund engages in repurchase agreement transactions with institutions that the Fund’s sub-investment advisor has determined are credit-worthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. These collateral agreements mitigate the counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Fund as of June 30, 2016:

Remaining contractual maturity of the repurchase agreement
	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Repurchase Agreement Transactions
U.S. Treasury Note	$–	$22,195,200	$–	$–	$22,195,200
Total					22,195,200
Gross amount of recognized liabilities for repurchase agreement					$22,196,495
Amounts due to counterparty					$1,295

Securities Sold Short – The Fund may sell a security short to increase investment returns. The Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which the Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at the time of replacement; the price may be higher or lower than the price at which the Fund sold the security. The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates.

Until the Fund replaces the borrowed security, the Fund will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis. The

2016 Semi Annual Report | 17

Notes to Financial Statements (Continued)	Context Macro Opportunities Fund

collateral for the securities sold short includes the Cash as shown on the Statements of Assets and Liabilities and the securities held long as shown on the Schedules of Investments. Dividends and interest paid on securities sold short are recorded as an expense on each Fund’s Statement of Operations. In addition, the cost to borrow securities sold short is included in dividends and interest paid on securities sold short.

Loan Participations and Assignments – The Fund may invest in loan participations and assignments. The Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

As of period end, the Fund held $4,852,703 or 5.23% in loan participations.

Reverse Repurchase Agreements – The Fund engages in reverse repurchase agreements, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid to cover its obligations under reverse repurchase agreements. As all agreements can be terminated by either party on demand, face value approximates fair value at June 30, 2016. During the year six months ended June 30, 2016, the average amount of reverse repurchase agreements was $16,500,000, at a weighted average interest rate of 0.80%.

Purchased Options – When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Written Options – When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities. Cash held as collateral for written option contracts is shown on the Fund’s Statement of Assets and Liabilities.

18 | 2016 Semi Annual Report

Notes to Financial Statements (Continued)	Context Macro Opportunities Fund

The Fund had the following transactions in written options during the period ended June 30, 2016.

	Number of Contracts	Contract Premium
Outstanding, at beginning of year December 31, 2015	(70,000,000)	$(1,443,500)
Options written	(20,000,000)	(395,000)
Options exercised or closed	25,000,000	250,000
Options expired	0	–
Outstanding, June 30, 2016	(65,000,000)	$(1,588,500)

Futures Contracts – The Fund may invest in futures contracts in accordance with their investment objectives. The Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures contract transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, the Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its broker a specified amount of liquid assets(“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The margin is reported on the Statement of Assets and Liabilities as “Deposit with brokers for futures contracts”. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For tax purposes, the futures contracts held by the fund may be subject to code section 1256, if they meet certain requirements. Under section 1256, they would be subject to the 60/40 rule, where 60% of gains or losses are treated as long-term capital and 40% are treated as short-term capital (ordinary income or loss), regardless of the actual length of the holding period.

Inflation-Capped Options – The Fund may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Swap Agreements – The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s

2016 Semi Annual Report | 19

Notes to Financial Statements (Continued)	Context Macro Opportunities Fund

counterparty on the swap agreement becomes the CCP. The Fund may enter into credit default swaps, interest rate swaps, total return swaps on individual securities or groups or indices of securities for hedging, investment or leverage purposes. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The periodic swap payments received or made by the Fund are recorded in the Statement of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities on the Statement of Assets and Liabilities.

Swaps are marked-to-market daily and changes in value, including the accrual of periodic amounts of interest, are recorded daily. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”). Each day the Fund may pay or receive cash, equal to the variation margin of the centrally cleared swap. OTC swap payments received or paid at the beginning of the measurement period represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). Generally, the basis of the OTC swaps is the unamortized premium received or paid. The periodic swap payments received or made by the Fund are recorded as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any.

Credit Default Swap Contracts – The Fund may enter into credit default swap contracts for hedging purposes to gain market exposure or to add leverage to its portfolio. When used for hedging purposes, the Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no event of default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Interest Rate Swap Agreements – The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund may hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

20 | 2016 Semi Annual Report

Notes to Financial Statements (Continued)	Context Macro Opportunities Fund

Risk Exposure	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Equity Contracts (Purchased Options)	Investments, at value	$168,300	N/A	N/A
Interest Rate Risk (Purchased Options)	Investments, at value	3,547,656	N/A	N/A
Interest Rate Risk (Written Options)	N/A	N/A	Written options, at value	$1,145,843
Interest Rate Risk (Interest Rate Swaps)	Unrealized appreciation on interest rate swap contracts	206,734	Unrealized depreciation on interest rate swap contracts	2,293,885	(a)
Credit Risk (Credit Default Swaps)	Unrealized appreciation on credit default swap contracts	N/A	Unrealized depreciation on credit default swap contracts	112,391
Exchange Rate Risk (Futures Contracts)	Receivable for variation margin	N/A	Variation margin payable	741,825	(a)
		$3,922,690		$4,293,944

Risk Exposure	Location of Gain/(Loss) on Derivatives Recognized in Income	Realized Loss on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/Net change in unrealized appreciation on investments	$ 0	$ (172,802)
Interest Rate Risk (Purchased Options)	Net realized gain/(loss) on investments/ Net change in unrealized appreciation on investments	241,750	1,338,485
Equity Contracts (Written Options)	Net realized gain on written options/Net change in unrealized appreciation/depreciation on written options	109,422	0
Interest Rate Risk (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation on written options	172,000	408,033
Interest Rate Risk (Interest Rate Swaps)	Net realized gain/(loss) on swap contracts/Net change in unrealized appreciation on swap contracts	(150,868)	(2,392,656)
Credit Risk (Credit Default Swaps)	Net realized loss on swap contracts/Net change in unrealized depreciation on swap contracts	138,347	(98,921)
Exchange Rate Risk (Futures Contracts)	Net realized loss on futures contracts/Net change in unrealized depreciation on futures contracts	0	(741,825)
Total		$ 510,651	$ (1,659,686)

(a)	Reflects cumulative unrealized appreciation (depreciation) of interest rate swaps and futures contracts as reported in the Schedule of Investments. The value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable as of June 30, 2016.

2016 Semi Annual Report | 21

Notes to Financial Statements (Continued)	Context Macro Opportunities Fund

Volume of Derivative Instruments for the Fund during the period ended June 30, 2016 was as follows:

Derivative Type	Unit of Measurement	Monthly Average
Cap Floor Purchased Option Contracts	Notional Quantity	$22,500,000
Cap Floor Written Option Contracts	Notional Quantity	$22,500,000
Purchased Put Options	Contracts	$110
Written Put Options	Contracts	55
Credit Default Swap Contracts	Notional Quantity	$15,000,000
Interest Rate Swap Contracts	Notional Quantity	$20,328,889
Futures Contracts	Contracts	500

Offsetting Arrangements – Certain derivative contracts are executed under standardized netting agreements. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Offsetting of Derivatives Assets
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received(a)	Net Amount
Derivative Assets
Interest Rate
Swap
Contracts	$206,734	$–	$206,734	$–	$206,734	$–
Total	$206,734	$–	$206,734	$–	$206,734	$–

Offsetting of Derivatives Liabilities
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Pledged(a)	Net Amount
Derivative Liabilities
Reverse Repurchase Agreement	$16,500,000	$–	$16,500,000	$(16,500,000)	$–	$–
Credit Default
Swap
Contracts	112,391	–	112,391	(112,391)	–	–
Total	$16,612,391	$–	$16,612,391	$(16,612,391)	$–	$–

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

22  |  2016 Semi Annual Report

Notes to Financial Statements (Continued)	Context Macro Opportunities Fund

Note 4. Fees and Expenses

Investment Advisers – Context Advisers II, L.P. (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.74% of the Fund’s average daily net assets.

The sub-advisory fee, calculated as a percentage of the Fund’s average daily net assets, is paid by the Adviser.

Other Service Providers – ALPS Fund Services, Inc. (“ALPS”), serves as the fund accountant, administrator, and transfer agent and dividend disbursing agent of the Fund. Beacon Hill Fund Services, Inc. (“Beacon Hill”), provides compliance services, financial control services and business management and governance services for the Fund.

Distribution – Foreside Fund Services, LLC (the “Distributor”), the Trust’s principal underwriter, acts as the Trust’s distributor in connection with the offering of Fund shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial intermediaries through which investors may purchase or redeem shares. The Distributor is not affiliated with the Adviser, ALPS, Beacon Hill, or any of their affiliates.

Trustees and Officers – The Trust is governed by its Board of Trustees. The Board is responsible for and oversees the overall management and operations of the Trust and the Fund, which includes the general oversight and review of the Fund’s investment activities. Independent Trustees (the “Trustee”) constitute a majority of the Board members. The Trust pays each Trustee an annual retainer fee of $10,000 for service to the Trust. The Trustees may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as a Trustee, including travel and related expenses incurred when attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 5. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses of Investor Shares, Advisory Shares and Institutional Shares) to 2.14%, 1.99% and 1.89%, respectively, of the share class’ average daily net assets, through April 30, 2017. For the period ended June 30, 2016, the Adviser waived fees of $481,054.

The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fees waived or expense reimbursement, is approved by the Board and the resulting expenses do not exceed the expense cap for each class of the Fund. As of June 30, 2016, the amount of waived fees and reimbursed expenses subject to recapture by the Adviser are as follows:

Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
$ 626,401	December 31, 2018	$ –
481,054	December 31, 2019	$ –

Note 6. Securities Transactions

Purchases and sales of securities, excluding U.S. Government Obligations and short term securities during the period ended June 30, 2016, were as follows:

Purchases of Securities	Proceeds From Sales of Securities
$ 77,248,176	$ 58,682,896

Purchases and sales of securities, including only U.S. Government Obligations during the year ended June 30, 2016, were as follows:

Purchases of Securities	Proceeds From Sales of Securities
$ 84,811,650	$ 43,573,279

Note 7. Beneficial Share Transactions

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of The Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2016, the following entities owned beneficially 25% or greater of The Fund’s outstanding shares. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

Class	Name	Percentage
Institutional	UBS Financial Services	68.48
Investor	Charles Schwab &	98.71
	CO, Inc.

2016 Semi Annual Report  |  23

Notes to Financial Statements (Concluded)	Context Macro Opportunities Fund

Note 8. Tax Basis Information

As of June 30, 2016, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation of Investments	Gross Unrealized Depreciation of Investments	Net Appreciation of Foreign Currency and Derivatives	Net Tax Unrealized Depreciation
Context Macro Opportunities Fund:	$111,370,555	$3,022,785	$(462,615)	$ –	$2,560,170

At December 31, 2015, components of distributable earnings were as follows:

	Over/ Undistributed Ordinary Income	Accumulated Capital Gains/ Losses	Unrealized Depreciation	Other Cumulative Effect of Timing Differences	Total
Context Macro Opportunities Fund	$ –	$ –	$(158,780)	$77,237	$(236,017)

The Fund elects to defer to the period ending December 31, 2016, late year ordinary losses in the amount of $77,237.

Note 9. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Note 10. Subsequent Events

The Fund evaluated events from June 30, 2016 through the date that the Financial Statements were issued. There were no subsequent events to report that would have a material impact of the Fund’s financial statements, other than disclosed below:

Effective July 31, 2016 Beacon Hill Fund Services, Inc. was acquired by Foreside Management Services, LLC.

24  |  2016 Semi Annual Report

Additional Information	Context Macro Opportunities Fund

(Unaudited)

PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 844-511-9653, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge upon request by calling toll-free 844-511-9653, or on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Corporation files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 844-511-9653. Furthermore, you may obtain a copy of the filing on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DISCLOSURE OF FUND EXPENSES

June 30, 2016 (Unaudited)

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expense Ratio(a)(b)	Expenses Paid, and During Period January 1, 2016 to June 30, 2016(c)
Context Macro Opportunities Fund
Investor Class
Actual(d)	$1,000.00	$1,007.00	2.27%	$10.52
Hypothetical	$1,000.00	$1,013.58	2.27%	$11.36

Institutional Class
Actual	$ 1,000.00	$1,019.20	2.02%	$10.14
Hypothetical	$ 1,000.00	$1,014.82	2.02%	$10.12

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)	Ratios are net of fees waived/expenses reimbursed and include the effect of interest on securities sold short (0.13%).
(c)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal year (182), then divided by 366.
(d)	The Context Macro Opportunities Fund’s Investor Class commencement date is January 13, 2016. Actual expenses on this Fund is equal to the Fund’s annualized expense ratio multiplied by the average account value of the period, multiplied by the number of days since the Fund launched (169), divided by 366.

2016 Semi Annual Report  |  25

INVESTMENT ADVISER

Context Capital Advisers II, L.P.
401 City Avenue, Suite 800
Bala Cynwyd, PA 19004
www.contextam.com

SUBADVISER

First Principles Capital Management
140 Broadway #2120
New York, NY 10005

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

TRANSFER, REDEMPTION & DIVIDEND DISBURSING AGENT

ALPS Fund Services, Inc.
P.O. Box 46256
Denver, CO 80201

AUDITORS

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Context Capital Funds

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
September 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Bunstine
David Bunstine
President and Chief Executive Officer
September 7, 2016

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
September 7, 2016